Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Gross	$ 539,336	$ 46,225
Finite-Lived Intangible Assets, Accumulated Amortization	28,964	20,930
Finite-Lived Intangible Assets, Net	510,372	25,295
Developed Technology Rights [Member]
Finite-Lived Intangible Assets, Gross	385,735	10,623
Finite-Lived Intangible Assets, Accumulated Amortization	9,058	4,807
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Gross	15,831	14,575
Finite-Lived Intangible Assets, Accumulated Amortization	12,996	12,060
Patents [Member]
Finite-Lived Intangible Assets, Gross	13,533	12,917
Finite-Lived Intangible Assets, Accumulated Amortization	4,952	3,421
Trademarks and Trade names [Member]
Finite-Lived Intangible Assets, Gross	16,877	1,510
Finite-Lived Intangible Assets, Accumulated Amortization	592	337
Customer Relationships [Member]
Finite-Lived Intangible Assets, Gross	77,779	5,100
Finite-Lived Intangible Assets, Accumulated Amortization	1,172	227
Noncompete Agreements [Member]
Finite-Lived Intangible Assets, Gross	350	350
Finite-Lived Intangible Assets, Accumulated Amortization	194	78
In-Process Research and Development [Member]
Finite-Lived Intangible Assets, Gross	29,231	1,150
Finite-Lived Intangible Assets, Accumulated Amortization	$ 0	$ 0